Assets by contractual maturity (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Assets By Contractual Maturity

Assets by contractual maturity
	Less than	1-3	3-12	1-5	Over 5	Maturity not
2017	1 month[1]	months	months	years	years	applicable	Total
Cash and balances with central banks	21,989						21,989
Loans and advances to banks	13,929	5,137	5,224	3,931	590		28,811
Financial assets at fair value through profit or loss
– trading assets	63,857	14,016	12,667	12,619	13,589		116,748
– non-trading derivatives	124	147	213	789	958		2,231
– designated as at fair value through profit or loss	488	967	1,839	351	597		4,242
Investments
– available-for-sale	1,319	2,313	4,301	31,852	25,962	3,983	69,730
– held-to-maturity	1,020	127	657	2,975	4,564		9,343
Loans and advances to customers	62,842	18,414	40,350	163,360	286,943		571,909
Intangible assets			92	367		1,010	1,469
Other assets[2]	8,520	1,517	2,479	1,157	535	309	14,517
Remaining assets (for which maturities are not applicable)[3]						2,889	2,889

Total assets	174,088	42,638	67,822	217,401	333,738	8,191	843,878

[1]	Includes assets on demand.
[2]	Includes Other assets and Current and Deferred tax assets as presented in the Consolidated statement of financial position.
[3]	Included in remaining assets for which maturities are not applicable are property and equipment, and investments in associates and joint ventures. Due to their nature remaining assets consist mainly of assets expected to be recovered after more than 12 months.

Assets by contractual maturity
2016	Less than 1 month[1]	1-3 months	3-12 months	1-5 years	Over 5 years	Maturity not applicable	Total
Cash and balances with central banks	18,144						18,144
Loans and advances to banks	14,638	4,373	5,414	3,779	654		28,858
Financial assets at fair value through profit or loss
– trading assets	47,218	19,236	13,722	16,967	17,361		114,504
– non-trading derivatives	28	29	85	793	1,555		2,490
– designated as at fair value through profit or loss	326	1,440	1,996	769	568		5,099
Investments
– available-for-sale	2,713	3,543	6,020	36,838	29,775	4,023	82,912
– held-to-maturity		166	2,374	3,360	2,851		8,751
Loans and advances to customers	56,151	17,187	42,515	162,805	281,496		560,154
Intangible assets			145	290		1,049	1,484
Other assets[2]	10,179	1,776	2,721	855	850	296	16,677
Remaining assets (for which maturities are not applicable)[3]						3,143	3,143

Total assets	149,397	47,750	74,992	226,456	335,110	8,511	842,216

[1]	Includes assets on demand.
[2]	Includes Other assets and Current and Deferred tax assets, commodities, and precious metals (which have no maturity) as presented in the Consolidated statement of financial position. ‘Other assets’ adjusted to conform to the current year presentation.
[3]	Included in remaining assets for which maturities are not applicable are property and equipment, and investments in associates and joint ventures. Due to their nature remaining assets consist mainly of assets expected to be recovered after more than 12 months.